As filed with the Securities and Exchange Commission on July 26, 2013

Registration No. 333-187932

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

X POST-EFFECTIVE AMENDMENT NO. 1

DAILY INCOME FUND
(Exact Name of Registrant as Specified in Charter)

c/o REICH & TANG ASSET MANAGEMENT, LLC
1411 BROADWAY, 28th FLOOR
NEW YORK, NEW YORK 10018

(Address of Principal Executive Offices)

(212) 830-5200
(Registrant’s Telephone Number)

Christine Manna
Reich & Tang Asset Management, LLC
1411 Broadway, 28th Floor
New York, New York 10018
(Name and Address of Agent for Service)

with copies to:
Michael R. Rosella, Esq. Paul Hastings LLP 75 East 55th Street New York, New York 10022 Phone No.: (212) 318-6800 Fax No.: (212) 319-4090
It is proposed that this Registration Statement will become effective immediately pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

This filing is being made solely for the purpose of adding exhibits.  No other part of the Registration Statement is amended or superseded hereby.

No filing fee is due because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

Title of Securities Being Registered	Fiduciary Shares of the Money Market Portfolio, par value $0.01 per share, of the Daily Income Fund.

Fiduciary Shares of the U.S. Government Portfolio, par value $0.01 per share, of the Daily Income Fund.

Fiduciary Shares of the U.S. Treasury Portfolio, par value $0.01 per share, of the Daily Income Fund.

Investor Select Shares of the Money Market Portfolio, par value $0.01 per share, of the Daily Income Fund.

Investor Select Shares of the U.S. Government Portfolio, par value $0.01 per share, of the Daily Income Fund.

Investor Select Shares of the U.S. Treasury Portfolio, par value $0.01 per share, of the Daily Income Fund.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 is being filed solely for the purpose of filing the final tax opinions as Exhibits 12(i), 12(ii), 12(iii) and 12(iv) to this Registration Statement on Form N-14.

LEGAL_US_E # 105299644.1

OTHER INFORMATION

Item 15.                    Indemnification

The Registrant incorporates herein by reference the response to Item 27 of the Registration Statement filed with the SEC on July 28, 1997 with Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A.

Item 16.                    Exhibits

(1)(a)	Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A on July 29, 1999, and incorporated herein by reference.

(a.1)	Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 18 to the Registration Statement on Form N-1A on October 25, 2006, and incorporated herein by reference.

(a.2)	Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 26 on November 30, 2010 and incorporated herein by reference.

(a.3)	Amendment to the Declaration of Trust of the Registrant filed with Post-Effective Amendment No. 27 on July 25, 2011 and incorporated herein by reference.

(2)	Amended and Restated By-Laws of the Registrant filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(3)	Not applicable.

(4)(i)
Agreement and Plan of Reorganization (Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(ii)
Agreement and Plan of Reorganization (Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(iii)
Agreement and Plan of Reorganization (Reorganization of Diversified Money Market Fund into the Money Market Portfolio) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(iv)
Agreement and Plan of Reorganization (Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(5)	Instruments Defining Rights of Security Holders are herein incorporated by reference from the Trust’s Declaration of Trust and By-Laws.

(6)(a)
Investment Management Contract dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(a.1)
Amendment to the Investment Management Contract dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on July 29, 2008, and incorporated herein by reference.

(b)
Investment Management Contract dated September 16, 2010, between the Registrant and Reich & Tang Asset Management, LLC. filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on November 30, 2010 and incorporated herein by reference.

(7)
Amended and Restated Distribution Agreement dated October 30, 2000, as amended and restated on July 20, 2006, September 21, 2006,  May 22, 2007, and July 29, 2011 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(8)	Not Applicable.

(9)(a)
Custody Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 16 to the Registration Statement on Form N-1A on July 28, 2006, and incorporated herein by reference.

(a.1)
Amendment to the Custody Agreement dated September 16, 2010, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on November 30, 2010, and incorporated herein by reference.

(a.2)
Amendment to Schedule I of the Custody agreement dated June 30, 2011, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(a.3)
Amendment to Schedule II of the Custody Agreement dated June 30, 2011, between the Registrant and the Bank of New York Mellon filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(10)
Amended and Restated Distribution and Service Plan dated January 25, 2001, as amended and restated on January 29, 2004, July 20, 2006, May 22, 2007 and July 29, 2011 pursuant to Rule 12b-1 under the Investment Company Act of 1940 filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(11)(a)	Opinion of Counsel regarding legality of issuance of shares filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.
(b)	Consent of Counsel filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(12)(i)	Final Opinion of Counsel on tax matters (Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio) – filed herewith.
(ii)	Final Opinion of Counsel on tax matters (Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio) – filed herewith.
(iii)	Final Opinion of Counsel on tax matters (Reorganization of Diversified Money Market Fund into the Money Market Portfolio) – filed herewith.
(iv)	Final Opinion of Counsel on tax matters (Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio) – filed herewith.

Other Material Contracts
(13)(a)
Administrative Services Agreement dated October 30, 2000, between the Registrant and Reich & Tang Asset Management, LLC formerly known as Reich & Tang Asset Management L.P. filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 27, 2001, and incorporated herein by reference.

(a.1)
Amendment to the Administrative Services Agreement dated July 20, 2006, between the Registrant and Reich & Tang Asset Management, LLC. filed with Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A on July 29, 2008, and incorporated herein by reference.

(b)
Transfer Agency Agreement and Addendum to the Transfer Agency Agreement between Registrant and Reich & Tang Services, Inc. filed with Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A on July 28, 2003, and incorporated herein by reference.

(c)
Fund Accounting Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

(c.1)
Amendment to the Fund Accounting Agreement dated September 16, 2010, between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A on November 30, 2010, and incorporated herein by reference.

(d)
Cash Management Agreement and Related Services Agreement between the Registrant and The Bank of New York Mellon filed with Post-Effective Amendment No. 10 to the Registration Statement on Form N-1A on July 29, 2005, and incorporated herein by reference.

(e)
Form of Amended and Restated Shareholder Servicing Agreement dated October 30, 2000, as amended and restated on July 20, 2006, May 22, 2007 and July 29, 2011 between the Registrant and Reich & Tang Distributors, Inc. filed with Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A on July 25, 2011, and incorporated herein by reference.

(f)
Form of Expense Limitation Agreement between the Registrant, Reich & Tang Asset Management, LLC and Reich & Tang Distributors, Inc. filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(14)(a)	Consent of PricewaterhouseCoopers LLP (Daily Income Fund) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(b)	Consent of Deloitte & Touche LLP (HighMark Funds) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(15)	Not Applicable.

(16)	Powers of Attorney of the Trustees of the Registrant filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.

(17)(a)	Prospectus of HighMark Funds dated December 1, 2012, incorporated by reference from the filing on November 20, 2012.

(b)	Statement of Additional Information of HighMark Funds dated December 1, 2012, incorporated by reference from the filing on November 20, 2012.

(c)	Annual Report of HighMark Funds for the fiscal year ended July 31, 2012, incorporated by reference from the filing on October 9, 2012.

(d)	Semi-Annual Report of HighMark Funds for the period ended January 31, 2013, incorporated by reference from the filing on April 11, 2013.

(e)	Prospectus of Daily Income Fund – Fiduciary Shares dated May 3, 2013, incorporated by reference from the filing on May 2, 2013.

(f)	Prospectus of Daily Income Fund – Investor Select Shares dated May 3, 2013, incorporated by reference from the filing on May 2, 2013.

(h)	Statement of Additional Information of Daily Income Fund dated May 3, 2013 incorporated by reference from the filing on May 2, 2013.

(i)	Annual Report of Daily Income Fund for the fiscal year ended March 31, 2012, incorporated by reference to the filing on June 4, 2012.

(j)	Semi-Annual Report of Daily Income Fund for the period ended September 30, 2012, incorporated by reference to the filing on December 5, 2012.
(k)	Form of Proxy Card (100% U.S. Treasury Money Market Fund) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference.
(l)	Form of Proxy Card (Treasury Plus Money Market Fund) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference
(m)	Form of Proxy Card (Diversified Money Market Fund) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference
(n)	Form of Proxy Card (U.S. Government Money Market Fund) filed with the Registration Statement on Form N-14 on April 15, 2013, and incorporated herein by reference

Item 17.            Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 26th day of July, 2013.

DAILY INCOME FUND

By:	/s/ Michael P. Lydon
Michael P. Lydon
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on the 26th day of July, 2013.

	SIGNATURE	CAPACITY	DATE

By:	/s/ Michael P. Lydon
	Michael P. Lydon	President and Trustee	July 26, 2013

By:	/s/ Esther Cheung
	Esther Cheung	Principal Financial Officer	July 26, 2013

By:	/s/ Steven W. Duff	Trustee	July 26, 2013
Steven W. Duff
	Albert R. Dowden	Trustee *
	Carl Frischling	Trustee *
	Edward A. Kuczmarski	Trustee *
	William Lerner	Trustee *
	Robert Straniere	Trustee *
	Dr. Yung Wong	Trustee *

By:	/s/ Christine Manna		July 26, 2013
Christine Manna
* Attorney-in-Fact

*	See Exhibit 16 herein for Powers of Attorney.

EXHIBIT INDEX

(12)(i)	Final Opinion of Counsel on tax matters (Reorganization of 100% U.S. Treasury Money Market Fund into the U.S. Treasury Portfolio)

(12)(ii)	Final Opinion of Counsel on tax matters (Reorganization of Treasury Plus Money Market Fund into the U.S. Treasury Portfolio)

(12)(iii)	Final Opinion of Counsel on tax matters (Reorganization of Diversified Money Market Fund into the Money Market Portfolio)

(12)(iv)	Final Opinion of Counsel on tax matters (Reorganization of U.S. Government Money Market Fund into the U.S. Government Portfolio)